CONVERTIBLE NOTES PAYABLE (Details Textual) (Convertible Notes Payable [Member], USD $)	0 Months Ended		12 Months Ended
	Nov. 05, 2014	May 07, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 06, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount			2,000,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)	50,562	34,091
Accrued Interest And Fees			42,329	42,329
Paid-in-Kind Interest	90,000	90,000
Treco International, S.A [Member]
Debt Instrument [Line Items]
Convertible Notes Payable					2,000,000
Debt Instrument, Maturity Date			Oct. 06, 2018
Debt Instrument, Convertible, Conversion Price (in dollars per share)					$ 35.00
Debt Instrument, Frequency of Periodic Payment			semi-annually
Debt Instrument, Interest Rate, Stated Percentage					9.00%
Long-term Debt, Gross					$ 2,000,000